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                                    LAW FIRM

                 [LOGO -- BLACKWELL, SANDERS PEPER MARTIN LLP]

                720 OLIVE STREET SUITE 2400  ST. LOUIS, MO 63101
                     TEL (314) 345-6000  FAX (314) 345-6060
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Daniel A. Peterson                       DIRECT: (314) 345-6246
DIRECT FAX: (314) 345-6060               E-MAIL: dpeterson@blackwellsanders.com


                                  July 2, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

          Re: First Focus Funds, Inc., file No. 811-8846 ("Registrant") Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

     This letter is being transmitted on behalf of the Registrant by means of electronic submission pursuant to Rule 497(j) adopted under the Securities Act of 1933, as amended (the "1933 Act").

     Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Registrant that the forms of Prospectus and Statement of Additional Information ("SAI") of the Registrant that would have been filed under Rule 497(c) do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 24 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on June 29, 2007.

     Questions related to this filing should be directed to my attention at
(314) 345-6246 or, in my absence, to John Lively, Esq., Blackwell Sanders LLP, at (816) 983-8177.

                                             Sincerely,



                                             /s/ Daniel A. Peterson
                                             -----------------------
                                             Daniel A. Peterson

cc:  Ms. Brittany Fahrenkrog
     First National Bank
     1620 Dodge Street, Stop 1072
     Omaha, Nebraska 68197


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